Debt - Long-Term Debt Narrative (Details)				1 Months Ended						12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 27, 2023 USD ($) shares	May 11, 2021	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2023 USD ($) loan	Dec. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Oct. 28, 2022 USD ($)	Oct. 17, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Aug. 31, 2019 USD ($)
Schedule of Debt [Line Items]
Unamortized debt issuance costs	$ 151,000									$ 151,000
Interest expense										22,223,000		$ 8,291,000
Long-term debt	193,289,000									193,289,000
Outstanding debt obligations for which waiver letters were received	42,675,000									42,675,000		13,645,000
Derivative liability	2,508,000	$ 2,248,000								2,508,000		971,000
Unrealized gain (loss) related to the change in fair value of derivative liability										(14,589,000)	$ (14,589,000)	470,000
Derivative liability, write-off		(15,560,000)
Gain on extinguishment of debt										14,843,000		0
Long-term notes payable, non-current portion	166,818,000									166,818,000		222,320,000
Payroll Protection Program CARES Act
Schedule of Debt [Line Items]
Debt, term																	5 years
Principal amount																	$ 339,000
Interest rate																	1.00%
Percent of loan used for payroll-related expenses													100.00%
Long-term notes payable, non-current portion												339,000
Loan forgiveness amount										$ 339,000
Notes Payable to Banks
Schedule of Debt [Line Items]
Late payment, penalty fee, percent										5.00%
Number of separate loan agreements | loan										40
Unamortized debt issuance costs	151,000									$ 151,000		217,000
Amortization of debt issuance costs										98,000		79,000
Interest expense										9,251,000		4,023,000
Bridge Notes
Schedule of Debt [Line Items]
Unamortized debt issuance costs	$ 0									0		$ 1,500,000
Long-term debt											$ 95,503,000			$ 85,000,000
Principal amount														$ 35,000,000	$ 50,000,000
Maximum borrowing capacity															$ 85,000,000
Interest rate												10.00%			10.00%
Derivative liability		15,560,000													$ 1,441,000
Principal balance converted		85,000,000
Interest converted		10,503,000
Debt issuance cost, write-off		$ 717,000
Amortization of debt discount										783,000		$ 202,000
Interest expense										$ 8,687,000		$ 1,816,000
Effective interest rate		13.30%										14.30%
Bridge Notes | Common Class A
Schedule of Debt [Line Items]
Debt converted, shares issued (in shares) | shares		9,550,274
Other Debt Payable | EID loan
Schedule of Debt [Line Items]
Debt, term								30 years
Proceeds from loans								$ 122,000
Interest rate								3.75%
Principal and interest deferral period			24 months					12 months
Minimum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term	2 years									2 years
Maximum | Notes Payable to Banks
Schedule of Debt [Line Items]
Debt, term	15 years									15 years
Secured Debt | Line of Credit
Schedule of Debt [Line Items]
Late payment, penalty fee, percent									5.00%
Maximum borrowing capacity	$ 15,250,000								$ 12,255,000	$ 15,250,000						$ 32,250,000		$ 27,250,000	$ 22,255,000
Floor rate									0.0225
Debt instrument, term									12 years
Long-term debt	13,148,000									13,148,000		$ 32,153,000
Available borrowing capacity	2,102,000									2,102,000		$ 97,000
Secured Debt | Line of Credit | Overnight LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate									2.25%
Secured Debt | Line of Credit | LIBOR
Schedule of Debt [Line Items]
Basis spread on variable rate									3.00%
Revolving Credit Facility | Line of Credit
Schedule of Debt [Line Items]
Maximum borrowing capacity							$ 60,000,000
Long-term debt	$ 59,540,000									$ 59,540,000
Proceeds from loans				$ 3,000,000	$ 8,713,000	$ 3,300,000	$ 44,527,000
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component One
Schedule of Debt [Line Items]
Basis spread on variable rate							1.25%
Revolving Credit Facility | Line of Credit | Prime Rate | Variable Rate Component Two
Schedule of Debt [Line Items]
Basis spread on variable rate							(1.88%)
Revolving Credit Facility | Line of Credit | SOFR
Schedule of Debt [Line Items]
Basis spread on variable rate	1.25%			1.25%	1.25%	1.25%	1.25%
Revolving Credit Facility | Line of Credit | SOFR | Variable Rate Component Three
Schedule of Debt [Line Items]
Basis spread on variable rate							1.25%
Revolving Credit Facility | Line of Credit | Daily Simple SOFR Rate | Variable Rate Component Four
Schedule of Debt [Line Items]
Basis spread on variable rate							1.25%